Investment Strategy	Sep. 29, 2025
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Amazon Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Amazon.com, Inc. (“AMZN” or the “Underlying Security”), subject to potential limits on investment gains. The YP Amazon Fund seeks to employ its investment strategy as it relates to AMZN in all market, economic, or other conditions. The YP Amazon Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AMZN, subject to a limit on potential share price returns on AMZN as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The YP Amazon Fund from time to time may also invest directly in shares of AMZN. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the YP Amazon Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AMZN shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the YP Amazon Fund. In addition, the Adviser makes active decisions for the YP Amazon Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from AMZN’s share price, the YP Amazon Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from AMZN’s share price, the YP Amazon Fund may purchase call spreads. The YP Amazon Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the YP Amazon Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AMZN stock, either synthetically or through purchasing shares, the YP Amazon Fund will hold positions in AMZN options contracts as described below.

For more information, see sections “The YP Amazon Fund’s Use of AMZN Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the YP Amazon Fund is not an investment in AMZN. The strategy employed to construct the YP Amazon Fund’s portfolio is designed to generate income; however the YP Amazon Fund may not fully participate in gains in AMZN’s stock price. The use of options in the YP Amazon Fund’s strategy will limit any share price gains in AMZN but the YP Amazon Fund remains subject to all potential share price losses in AMZN which may not be offset by income the YP Amazon Fund receives. The performance of the YP Amazon Fund’s shares may exceed, substantially track or trail the performance of AMZN because the options transactions that the YP Amazon Fund enters may outperform or underperform the underlying stock’s performance.

AMZN Option Contracts

As part of the YP Amazon Fund’s synthetic covered call strategy, the YP Amazon Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AMZN.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the YP Amazon Fund - Exchange Traded Options Portfolio.”

All options contracts used by the YP Amazon Fund are based on the value of AMZN, which gives the YP Amazon Fund the right or obligation to receive or deliver shares of AMZN on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YP Amazon Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the YP Amazon Fund due to the movement of AMZN.

Synthetic Call and Put Strategy

In seeking to achieve its investment objective, the YP Amazon Fund implements a “synthetic call and put” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The YP Amazon Fund’s strategies consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AMZN, which allows the YP Amazon Fund to seek to participate in the changes, up or down, in the price of AMZN’s stock.

●	Covered call writing (where AMZN call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Amazon Fund to generate income.

●	Call spreads which allows the YP Amazon Fund to seek increased participation in the potential appreciation of AMZN’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Amazon Fund mitigate potential loss from AMZN’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The YP Amazon Fund may gain long exposure via purchasing AMZN shares or creating a synthetic long position. To achieve a synthetic long exposure to AMZN, the YP Amazon Fund buys AMZN call options and, simultaneously, sells AMZN put options to try to replicate the price movements of AMZN. The combination of the long call options and sold put options seek to provide the YP Amazon Fund with investment exposure equal to approximately 100% of AMZN for the duration of the applicable options exposure. The call options the YP Amazon Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the YP Amazon Fund writes (sells) call option contracts on AMZN to generate income. If the YP Amazon Fund gains long exposure synthetically, since the YP Amazon Fund does not directly own AMZN, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AMZN call option contracts will limit the YP Amazon Fund’s participation in the appreciation in AMZN’s stock price. If the stock price of AMZN increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the YP Amazon Fund to experience similar percentage gains. However, if AMZN’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Amazon Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the YP Amazon Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AMZN and the sold (short) AMZN call positions) will limit the Fund’s participation in gains in the AMZN stock price beyond a certain point.

When the YP Amazon Fund engages in covered call writing with respect to AMZN, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AMZN on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AMZN.

Call Spreads

The Fund may write (sell) call spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of AMZN’s share price, while still generating net premium income. In a call option spread, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Amazon Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from AMZN’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Amazon Fund may purchase out-of-the-money protective put options to seek to limit loss from AMZN’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The YP Amazon Fund seeks to provide monthly income in the form of distributions to shareholders. The YP Amazon Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AMZN as described above. This income made on the YP Amazon Fund’s options transactions will depend on the volatility of AMZN and thus its price return. AMZN stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of AMZN. When this happens, the YP Amazon Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the YP Amazon Fund holds shares of AMZN directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AMZN

For the reasons stated above, the YP Amazon Fund’s performance will differ from that of AMZN’s stock price. The performance differences will depend on, among other things, the price of AMZN, changes in the price of the AMZN options contracts the YP Amazon Fund has purchased and sold, the extent to which AMZN owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The YP Amazon Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Amazon (AMZN) ETF
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
Purchased call option contracts	“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of purchase) to provide exposure to positive price returns of AMZN. If the stock of AMZN increases, these options will generate corresponding increases to the YP Amazon Fund.	1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AMZN at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AMZN.

1-month to one-year expiration dates

The Kurv Yield Premium Strategy Amazon (AMZN) ETF
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

They may generate current income. However, they also limit some potential positive returns that the YP Amazon Fund may have otherwise experienced. Selling a short call option will generate a loss for the YP Amazon Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Amazon (AMZN) ETF
Portfolio Holdings (All options are based on the value of AMZN)	Investment Terms	Expected Target Maturity
AMZN Shares	Shares of AMZN	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the YP Amazon Fund’s derivative investments.

They may also generate income.

Average portfolio duration of the YP Amazon Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the YP Amazon Fund are expected to be between 50% and 100% of the YP Amazon Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the YP Amazon Fund’s net assets.

The YP Amazon Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AMZN’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AMZN.

The YP Amazon Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The YP Amazon Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the YP Amazon Fund if it, among other reasons, fully understands the risks inherent in an investment in the YP Amazon Fund’s Shares. There is no guarantee that the YP Amazon Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The YP Amazon Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Amazon Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the YP Amazon Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period.

There is no guarantee that the YP Amazon Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Amazon.com, Inc.

Amazon’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE YP AMAZON FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Due to the YP Amazon Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AMZN. As of the date of the Prospectus, AMZN is assigned to the internet retail industry.

This Prospectus relates only to the YP Amazon Fund shares offered hereby and is not a prospectus for the common stock or other securities of AMZN. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMZN pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AMZN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The YP Amazon Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AMZN’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AMZN.
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Google Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Alphabet Inc. (“GOOGL” or the “Underlying Security), subject to potential limits on investment gains. The YP Google Fund seeks to employ its investment strategy as it relates to GOOGL in all market, economic, or other conditions. The YP Google Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of GOOGL, subject to a limit on potential share price returns on GOOGL as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The YP Google Fund from time to time may also invest directly in shares of GOOGL. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the YP Google Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to GOOGL shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the YP Google Fund. In addition, the Adviser makes active decisions for the YP Google Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from GOOGL’s share price, the YP Google Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from GOOGL’s share price, the YP Google Fund may purchase call spreads. The YP Google Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the YP Google Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in GOOGL stock, either synthetically or through purchasing shares, the YP Google Fund will hold positions in GOOGL options contracts as described below.

For more information, see sections “The YP Google Fund’s Use of GOOGL Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the YP Google Fund is not an investment in GOOGL. The strategy employed to construct the YP Google Fund’s portfolio is designed to generate income; however the YP Google Fund may not fully participate in gains in GOOGL’s stock price. The use of options in the YP Google Fund’s strategy will limit any share price gains in GOOGL but the YP Google Fund remains subject to all potential share price losses in GOOGL which may not be offset by income the YP Google Fund receives. The performance of the YP Google Fund’s shares may exceed, substantially track or trail the performance of GOOGL because the options transactions that the YP Google Fund enters may outperform or underperform the underlying stock’s performance.

GOOGL Option Contracts

As part of the YP Google Fund’s synthetic covered call strategy, the YP Google Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of GOOGL.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the YP Google Fund - Exchange Traded Options Portfolio.”

All options contracts used by the YP Google Fund are based on the value of GOOGL, which gives the YP Google Fund the right or obligation to receive or deliver shares of GOOGL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YP Google Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the YP Google Fund due to the movement of GOOGL.

Synthetic Call and Put Strategy

In seeking to achieve its investment objective, the YP Google Fund implements a “synthetic call and put” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The YP Google Fund’s strategies consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to GOOGL, which allows the YP Google Fund to seek to participate in the changes, up or down, in the price of GOOGL’s stock.

●	Covered call writing (where GOOGL call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Google Fund to generate income.

●	Call spreads which allows the YP Google Fund to seek increased participation in the potential appreciation of GOOGL’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Google Fund mitigate potential loss from GOOGL’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The YP Google Fund may gain long exposure via purchasing GOOGL shares or creating a synthetic long position. To achieve a synthetic long exposure to GOOGL, the YP Google Fund buys GOOGL call options and, simultaneously, sells GOOGL put options to try to replicate the price movements of GOOGL. The combination of the long call options and sold put options seek to provide the YP Google Fund with investment exposure equal to approximately 100% of GOOGL for the duration of the applicable options exposure. The call options the YP Google Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the YP Google Fund writes (sells) call option contracts on GOOGL to generate income. If the YP Google Fund gains long exposure synthetically, since the YP Google Fund does not directly own GOOGL, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the GOOGL call option contracts will limit the YP Google Fund’s participation in the appreciation in GOOGL’s stock price. If the stock price of GOOGL increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the YP Google Fund to experience similar percentage gains. However, if GOOGL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Google Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the YP Google Fund’s synthetic and long stock exposure. As a result, the YP Google Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to GOOGL and the sold (short) GOOGL call positions) will limit the YP Google Fund’s participation in gains in the GOOGL stock price beyond a certain point.

When the YP Google Fund engages in covered call writing with respect to GOOGL, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase GOOGL on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in GOOGL.

Call Spreads

The Fund may write (sell) call spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of GOOGL’s share price, while still generating net premium income. In a call option spread, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Google Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from GOOGL’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Google Fund may purchase out-of-the-money protective put options to seek to limit loss from GOOGL’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The YP Google Fund seeks to provide monthly income in the form of distributions to shareholders. The YP Google Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on GOOGL as described above. This income made on the YP Google Fund’s options transactions will depend on the volatility of GOOGL and thus its price return. GOOGL stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of GOOGL. When this happens, the YP Google Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the YP Google Fund holds shares of GOOGL directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs GOOGL

For the reasons stated above, the YP Google Fund’s performance will differ from that of GOOGL’s stock price. The performance differences will depend on, among other things, the price of GOOGL, changes in the price of the GOOGL options contracts the YP Google Fund has purchased and sold, the extent to which GOOGL owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The YP Google Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Google (GOOGL) ETF
Portfolio Holdings (All options are based on the value of GOOGL)	Investment Terms	Expected Target Maturity
Purchased call option contracts	“at-the-money” (i.e., the strike price is equal to the then-current share price of GOOGL at the time of purchase) to provide exposure to positive price returns of GOOGL. If the stock of GOOGL increases, these options will generate corresponding increases to the YP Google Fund.	1-month to one-year expiration dates

The Kurv Yield Premium Strategy Google (GOOGL) ETF
Portfolio Holdings (All options are based on the value of GOOGL)	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of GOOGL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by GOOGL

1-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They may generate current income. However, they also limit some potential positive returns that the YP Google Fund may have otherwise experienced. Selling a short call option will generate a loss for the YP Google Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Google (GOOGL) ETF
Portfolio Holdings (All options are based on the value of GOOGL)	Investment Terms	Expected Target Maturity
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less
GOOGL Shares	Shares of GOOGL	N/A

The Kurv Yield Premium Strategy Google (GOOGL) ETF
Portfolio Holdings (All options are based on the value of GOOGL)	Investment Terms	Expected Target Maturity
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the YP Google Fund’s derivative investments.

They may also generate income.

Average portfolio duration of the YP Google Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the YP Google Fund are expected to be between 50% and 100% of the YP Google Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the YP Google Fund’s net assets.

The YP Google Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to GOOGL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of GOOGL.

The YP Google Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The YP Google Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the YP Google Fund if it, among other reasons, fully understands the risks inherent in an investment in the YP Google Fund’s Shares. There is no guarantee that the YP Google Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The YP Google Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Google Fund will participate in increases in value experienced by GOOGL over the call period. This means that if GOOGL experiences an increase in value above the strike price of the sold call options during a call period, the YP Google Fund will likely not experience that increase to the same extent and may significantly underperform GOOGL over the call period.

There is no guarantee that the YP Google Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Alphabet Inc.

Alphabet Inc. is a collection of businesses - the largest of which are Google Services and Google Cloud. Google Services’ core products and platforms include ads, Android, Chrome, hardware, Gmail, Google Drive, Google Maps, Google Photos, Google Play, Search, and YouTube. Google Cloud is a company built in the cloud. Google offers infrastructure, security, data management, analytics and AI services. Google provides businesses with features like data migration, modern development environments, and machine learning tools to provide enterprise-ready cloud services, including Google Cloud Platform and Google Workspace. The YP Google Fund invests in Class A stock, which is the voting stock.

Google Cloud Platform enables developers to build, test, and deploy applications on its highly scalable and reliable infrastructure. Google Workspace collaboration tools include apps like Gmail, Docs, Drive, Calendar and Meet, which are designed with real-time collaboration and machine intelligence to help people work smarter. Google’s invests in emerging businesses at various stages of development, ranging from those in the R&D phase to those that are in the beginning stages of commercialization.

THE YP GOOGLE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALPHABET INC.

Due to the YP Google Fund’s investment strategy, the YP Google Fund’s investment exposure is concentrated in the same industry as that assigned to GOOGL. As of the date of the Prospectus, GOOGL is assigned to the internet content and information industry.

This Prospectus relates only to the YP Google Fund shares offered hereby and is not a prospectus for the common stock or other securities of GOOGL. The common stock of Alphabet Inc. (GOOGL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GOOGL pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding GOOGL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The YP Google Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to GOOGL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of GOOGL.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Microsoft Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Microsoft Corporation (“MSFT” or the “Underlying Security), subject to potential limits on investment gains. The YP Microsoft Fund seeks to employ its investment strategy as it relates to MSFT in all market, economic, or other conditions. The YP Microsoft Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of MSFT, subject to a limit on potential share price returns on MSFT as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The YP Microsoft Fund from time to time may also invest directly in shares of MSFT. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the YP Microsoft Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to MSFT shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the YP Microsoft Fund. In addition, the Adviser makes active decisions for the YP Microsoft Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from MSFT’s share price, the YP Microsoft Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from MSFT’s share price, the YP Microsoft Fund may purchase call spreads. The YP Microsoft Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the YP Microsoft Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in MSFT stock, either synthetically or through purchasing shares, the YP Microsoft Fund will hold positions in MSFT options contracts as described below.

For more information, see sections “The YP Microsoft Fund’s Use of MSFT Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the YP Microsoft Fund is not an investment in MSFT. The strategy employed to construct the YP Microsoft Fund’s portfolio is designed to generate income; however the YP Microsoft Fund may not fully participate in gains in MSFT’s stock price. The use of options in the YP Microsoft Fund’s strategy will limit any share price gains in MSFT but the YP Microsoft Fund remains subject to all potential share price losses in MSFT which may not be offset by income the YP Microsoft Fund receives. The performance of the YP Microsoft Fund’s shares may exceed, substantially track or trail the performance of MSFT because the options transactions that the YP Microsoft Fund enters may outperform or underperform the underlying stock’s performance.

MSFT Option Contracts

As part of the YP Microsoft Fund’s synthetic covered call strategy, the YP Microsoft Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of MSFT.

allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the YP Microsoft Fund – Exchange Traded Options Portfolio.”

All options contracts used by the YP Microsoft Fund are based on the value of MSFT, which gives the YP Microsoft Fund the right or obligation to receive or deliver shares of MSFT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YP Microsoft Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the YP Microsoft Fund due to the movement of MSFT.

Synthetic Call and Put Strategy

●	In seeking to achieve its investment objective, the YP Microsoft Fund implements a “synthetic call and put” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The YP Microsoft Fund’s strategies consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to MSFT, which allows the YP Microsoft Fund to seek to participate in the changes, up or down, in the price of MSFT’s stock.

●	Covered call writing (where MSFT call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Microsoft Fund to generate income.

●	Call spreads which allows the YP Microsoft Fund to seek increased participation in the potential appreciation of MSFT’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Microsoft Fund mitigate potential loss from MSFT’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The YP Microsoft Fund may gain long exposure via purchasing MSFT shares or creating a synthetic long position. To achieve a synthetic long exposure to MSFT, the YP Microsoft Fund buys MSFT call options and, simultaneously, sells MSFT put options to try to replicate the price movements of MSFT. The combination of the long call options and sold put options seek to provide the YP Microsoft Fund with investment exposure equal to approximately 100% of MSFT for the duration of the applicable options exposure. The call options the YP Microsoft Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the YP Microsoft Fund writes (sells) call option contracts on MSFT to generate income. If the YP Microsoft Fund gains long exposure synthetically, since the YP Microsoft Fund does not directly own MSFT, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the MSFT call option contracts will limit the YP Microsoft Fund’s participation in the appreciation in MSFT’s stock price. If the stock price of MSFT increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the YP Microsoft Fund to experience similar percentage gains. However, if MSFT’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Microsoft Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the YP Microsoft Fund’s synthetic and long stock exposure. As a result, the YP Microsoft Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to MSFT and the sold (short) MSFT call positions) will limit the YP Microsoft Fund’s participation in gains in the MSFT stock price beyond a certain point.

When the YP Microsoft Fund engages in covered call writing with respect to MSFT, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase MSFT on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in MSFT.

Call Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of MSFT’s share price, while still generating net premium income. In a call option spread, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Microsoft Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from MSFT’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Microsoft Fund may purchase out-of-the-money protective put options to seek to limit loss from MSFT’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The YP Microsoft Fund seeks to provide monthly income in the form of distributions to shareholders. The YP Microsoft Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on MSFT as described above. This income made on the YP Microsoft Fund’s options transactions will depend on the volatility of MSFT and thus its price return. MSFT stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of MSFT. When this happens, the YP Microsoft Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the YP Microsoft Fund holds shares of MSFT directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs MSFT

For the reasons stated above, the YP Microsoft Fund’s performance will differ from that of MSFT’s stock price. The performance differences will depend on, among other things, the price of MSFT, changes in the price of the MSFT options contracts the YP Microsoft Fund has purchased and sold, the extent to which MSFT owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The YP Microsoft Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
Purchased call option contracts	“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of purchase) to provide exposure to positive price returns of MSFT. If the stock of MSFT increases, these options will generate corresponding increases to the YP Microsoft Fund.	1-month to one-year expiration dates
Sold put option contracts	“at-the-money” (i.e., the strike price is equal to the then-current share price of MSFT at the time of sale). They are sold to help pay for the purchased call options described above. However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSFT.	1-month to one-year expiration dates

The Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
Sold (short) call option contracts

“The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They may generate current income. However, they also limit some potential positive returns that the YP Microsoft Fund may have otherwise experienced. Selling a short call option will generate a loss for the YP Microsoft Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Portfolio Holdings (All options are based on the value of MSFT)	Investment Terms	Expected Target Maturity
MSFT Shares	Shares of MSFT	N/A
Short-term Fixed Income Instruments and Cash	Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year. These instruments may be used as collateral for the YP Microsoft Fund’s derivative investments. They may also generate income.	Average portfolio duration of the YP Microsoft Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the YP Microsoft Fund are expected to be between 50% and 100% of the YP Microsoft Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the YP Microsoft Fund’s net assets.

The YP Microsoft Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to MSFT’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of MSFT.

The YP Microsoft Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The YP Microsoft Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the YP Microsoft Fund if it, among other reasons, fully understands the risks inherent in an investment in the YP Microsoft Fund’s Shares. There is no guarantee that the YP Microsoft Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The YP Microsoft Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Microsoft Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the YP Microsoft Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period.

There is no guarantee that the YP Microsoft Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Microsoft Corporation

Microsoft’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE YP MICROSOFT FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORPORATION.

Due to the YP Microsoft Fund’s investment strategy, the YP Microsoft Fund’s investment exposure is concentrated in the same industry as that assigned to MSFT. As of the date of the Prospectus, MSFT is assigned to the software-infrastructure industry.

This Prospectus relates only to the YP Microsoft Fund shares offered hereby and is not a prospectus for the common stock or other securities of MSFT. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSFT pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The YP Microsoft Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to MSFT’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of MSFT.
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Netflix Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Netflix Inc. (“NFLX” or the “Underlying Security), subject to potential limits on investment gains. The YP Netflix Fund seeks to employ its investment strategy as it relates to NFLX in all market, economic, or other conditions. The YP Netflix Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (I) income derived from options premiums and (2) exposure to the share price returns of NFLX, subject to a limit on potential share price returns on NFLX as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The YP Netflix Fund from time to time may also invest directly in shares of NFLX. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the YP Netflix Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to NFLX shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the YP Netflix Fund. ln addition, the Adviser makes active decisions for the YP Netflix Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from NFLX’s share price, the YP Netflix Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from NFLX’s share price, the YP Netflix Fund may purchase call spreads. The YP Netflix Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the YP Netflix Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in NFLX stock, either synthetically or through purchasing shares, the YP Netflix Fund will hold positions in NFLX options contracts as described below.

For more information, see sections “The YP Netflix Fund’s Use of NFLX Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the YP Netflix Fund is not an investment in NFLX. The strategy employed to construct the YP Netflix Fund’s portfolio is designed to generate income; however the YP Netflix Fund may not fully participate in gains in NFLX’s stock price. The use of options in the YP Netflix Fund’s strategy will limit any share price gains in NLFX but the YP Netflix Fund remains subject to all potential share price losses in NFLX which may not be offset by income the YP Netflix Fund receives. The performance of the YP Netflix Fund’s shares may exceed, substantially track or trail the performance of NFLX because the options transactions that the YP Netflix Fund enters may outperform or underperform the underlying stock’s performance.

NFLX Option Contracts

As part of the YP Netflix Fund’s synthetic covered call strategy, the YP Netflix Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of NFLX.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the YP Netflix Fund-Exchange Traded Options Portfolio.”

All options contracts used by the YP Netflix Fund are based on the value of NFLX, which gives the YP Netflix Fund the right or obligation to receive or deliver shares of NFLX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YP Netflix Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the YP Netflix Fund due to the movement of NFLX.

Synthetic Call and Put Strategy

In seeking to achieve its investment objective, the YP Netflix Fund implements a “synthetic call and put” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The YP Netflix Fund’s strategies consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to NFLX, which allows the YP Netflix Fund to seek to participate in the changes, up or down, in the price of NFLX’s stock.

●	Covered call writing (where NFLX call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Netflix Fund to generate income.

●	Covered call writing (where NFLX call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Netflix Fund to generate income.

●	Call spreads which allows the YP Netflix Fund to seek increased participation in the potential appreciation of NFLX’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Netflix Fund mitigate potential loss from NFLX’s share price.

●	Short-dated, fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The YP Netflix Fund may gain long exposure via purchasing NFLX shares or creating a synthetic long position. To achieve a synthetic long exposure to NFLX, the YP Netflix Fund buys NFLX call options and, simultaneously, sells NFLX put options to try to replicate the price movements of NFLX. The combination of the long call options and sold put options seek to provide the YP Netflix Fund with investment exposure equal to approximately 100% of NFLX for the duration of the applicable options exposure. The call options the YP Netflix Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the YP Netflix Fund writes (sells) call option contracts on NFLX to generate income. If the YP Netflix Fund gains long exposure synthetically, since the YP Netflix Fund does not directly own NFLX, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the NFLX call option contracts will limit the YP Netflix Fund’s participation in the appreciation in NFLX’s stock price. If the stock price of NFLX increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the YP Netflix Fund to experience similar percentage gains. However, if NFLX’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Netflix Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the YP Netflix Fund’s synthetic and long stock exposure. As a result, the YP Netflix Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to NFLX and the sold (short) NFLX call positions) will limit the YP Netflix Fund’s participation in gains in the NFLX stock price beyond a certain point.

When the YP Netflix Fund engages in covered call writing with respect to NFLX, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase NFLX on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in NFLX.

Call Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of NFLX’s share price, while still generating net premium income. In a call option spread, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Netflix Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from NFLX’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Amazon Fund may purchase out-of-the-money protective put options to seek to limit loss from NFLX’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The YP Netflix Fund seeks to provide monthly income in the form of distributions to shareholders. The YP Netflix Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on NFLX as described above. This income made on the YP Netflix Fund’s options transactions will depend on the volatility of NFLX and thus its price return. NFLX stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of NFLX. When this happens, the YP Netflix Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the YP Netflix Fund holds shares of NFLX directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs NFLX

For the reasons stated above, the YP Netflix Fund’s performance will differ from that of NFLX’s stock price. The performance differences will depend on, among other things, the price of NFLX, changes in the price of the NFLX options contracts the YP Netflix Fund has purchased and sold, the extent to which NFLX owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The YP Netflix Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NFLX at the time of purchase) to provide exposure to positive price returns of NFLX.

If the stock of NFLX increases, these options will generate corresponding increases to the YP Netflix Fund.

1-month to one-year expiration dates

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of N FLX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by NFLX.

1-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the YP Netflix Fund may have otherwise experienced. Selling a short call option will generate a loss for the YP Netflix Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
NLFX Shares	Shares of NLFX	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the YP Netflix Fund’s derivative investments.

They may also generate income.

Average portfolio duration of the YP Netflix Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the YP Netflix Fund are expected to be between 50% and 100% of the YP Netflix Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the YP Netflix Fund’s net assets.

The YP Netflix Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NFLX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NFLX.

The YP Netflix Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The YP Netflix Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the YP Netflix Fund if it, among other reasons, fully understands the risks inherent in an investment in the YP Netflix Fund’s Shares. There is no guarantee that the YP Netflix Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The YP Netflix Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Netflix Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the YP Netflix Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period.

There is no guarantee that the YP Netflix Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Netflix Inc.

Netflix’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE YP NETFLIX FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NETFLIX INC.

Due to the YP Netflix Fund’s investment strategy, the YP Netflix Fund’s investment exposure is concentrated in the same industry as that assigned to NFLX. As of the date of the Prospectus, NFLX is assigned to the entertainment industry.

This Prospectus relates only to the YP Netflix Fund shares offered hereby and is not a prospectus for the common stock or other securities of NFLX. The common stock of Netflix Inc. (NFLX) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NFLX pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. ln addition, information regarding NFLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The YP Netflix Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NFLX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NFLX.
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Tesla Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Tesla Inc. (“TSLA” or the “Underlying Security), subject to potential limits on investment gains. The YP Tesla Fund seeks to employ its investment strategy as it relates to TSLA in all market, economic, or other conditions. The YP Tesla Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of TSLA, subject to a limit on potential share price returns on TSLA as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The YP Tesla Fund from time to time may also invest directly in shares of TSLA. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the YP Tesla Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to TSLA shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the YP Tesla Fund. In addition, the Adviser makes active decisions for the YP Tesla Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from TSLA’s share price, the YP Tesla Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from TSLA’s share price, the YP Tesla Fund may purchase call spreads. The YP Tesla Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the YP Tesla Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in TSLA stock, either synthetically or through purchasing shares, the YP Tesla Fund will hold positions in TSLA options contracts as described below.

For more information, see sections “The YP Tesla Fund’s Use of TSLA Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the YP Tesla Fund is not an investment in TSLA. The strategy employed to construct the YP Tesla Fund’s portfolio is designed to generate income; however the YP Tesla Fund may not fully participate in gains in TSLA’s stock price. The use of options in the YP Tesla Fund’s strategy will limit any share price gains in TSLA but the YP Tesla Fund remains subject to all potential share price losses in TSLA which may not be offset by income the YP Tesla Fund receives. The performance of the YP Tesla Fund’s shares may exceed, substantially track or trail the performance of TSLA because the options transactions that the YP Tesla Fund enters may outperform or underperform the underlying stock’s performance.

TSLA Option Contracts

As part of the YP Tesla Fund’s synthetic covered call strategy, the YP Tesla Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of TSLA.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the YP Tesla Fund - Exchange Traded Options Portfolio.”

All options contracts used by the YP Tesla Fund are based on the value of TSLA, which gives the YP Tesla Fund the right or obligation to receive or deliver shares of TSLA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YP Tesla Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the YP Tesla Fund due to the movement of TSLA.

Synthetic Call and Put Strategy

In seeking to achieve its investment objective, the YP Tesla Fund implements a “synthetic call and put” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The YP Tesla Fund’s strategies consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to TSLA, which allows the YP Tesla Fund to seek to participate in the changes, up or down, in the price of TSLA’s stock.

●	Covered call writing (where TSLA call options are sold against the cash and/or synthetic long portion of the strategy), which allows the YP Tesla Fund to generate income.

●	Call spreads which allows the YP Tesla Fund to seek increased participation in the potential appreciation of TSLA’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Tesla Fund mitigate potential loss from TSLA’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The YP Tesla Fund may gain long exposure via purchasing TSLA shares or creating a synthetic long position. To achieve a synthetic long exposure to TSLA, the YP Tesla Fund buys TSLA call options and, simultaneously, sells TSLA put options to try to replicate the price movements of TSLA. The combination of the long call options and sold put options seek to provide the YP Tesla Fund with investment exposure equal to approximately 100% of TSLA for the duration of the applicable options exposure. The call options the YP Tesla Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the YP Tesla Fund writes (sells) call option contracts on TSLA to generate income. If the YP Tesla Fund gains long exposure synthetically, since the YP Tesla Fund does not directly own TSLA, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the TSLA call option contracts will limit the YP Tesla Fund’s participation in the appreciation in TSLA’s stock price. If the stock price of TSLA increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the YP Tesla Fund to experience similar percentage gains. However, if TSLA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Tesla Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the YP Tesla Fund’s synthetic and long stock exposure. As a result, the YP Tesla Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to TSLA and the sold (short) TSLA call positions) will limit the YP Tesla Fund’s participation in gains in the TSLA stock price beyond a certain point.

When the YP Tesla Fund engages in covered call writing with respect to TSLA, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase TSLA on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in TSLA.

Call Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of TSLA’s share price, while still generating net premium income. In a call option spread, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Tesla Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from TSLA’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Tesla Fund may purchase out-of-the-money protective put options to seek to limit loss from TSLA’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The YP Tesla Fund seeks to provide monthly income in the form of distributions to shareholders. The YP Tesla Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on TSLA as described above. This income made on the YP Tesla Fund’s options transactions will depend on the volatility of TSLA and thus its price return. TSLA stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call or Put Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of TSLA. When this happens, the YP Tesla Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the YP Tesla Fund holds shares of TSLA directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs TSLA

For the reasons stated above, the YP Tesla Fund’s performance will differ from that of TSLA’s stock price. The performance differences will depend on, among other things, the price of TSLA, changes in the price of the TSLA options contracts the YP Tesla Fund has purchased and sold, the extent to which TSLA owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The YP Tesla Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Tesla (TSLA) ETF
Portfolio Holdings (All options are based on the value of TSLA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSLA at the time of purchase) to provide exposure to positive price returns of TSLA.

If the stock of TSLA increases, these options will generate corresponding increases to the YP Tesla Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSLA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TSLA.

1-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They may generate current income. However, they also limit some potential positive returns that the YP Tesla Fund may have otherwise experienced. Selling a short call option will generate a loss for the YP Tesla Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less

The Kurv Yield Premium Strategy Tesla (TSLA) ETF
Portfolio Holdings (All options are based on the value of TSLA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less
TSLA Shares	Shares of TSLA	N/A

The Kurv Yield Premium Strategy Tesla (TSLA) ETF
Portfolio Holdings (All options are based on the value of TSLA)	Investment Terms	Expected Target Maturity
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the YP Tesla Fund’s derivative investments.

They may also generate income.

Average portfolio duration of the YP Tesla Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the YP Tesla Fund are expected to be between 50% and 100% of the YP Tesla Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the YP Tesla Fund’s net assets.

The YP Tesla Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to TSLA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of TSLA.

The YP Tesla Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The YP Tesla Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the YP Tesla Fund if it, among other reasons, fully understands the risks inherent in an investment in the YP Tesla Fund’s Shares. There is no guarantee that the YP Tesla Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The YP Tesla Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Tesla Fund will participate in increases in value experienced by TSLA over the call period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a call period, the YP Tesla Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the call period.

There is no guarantee that the YP Tesla Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Tesla Inc.

Tesla’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE YP TESLA FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TESLA INC.

Due to the YP Tesla Fund’s investment strategy, the YP Tesla Fund’s investment exposure is concentrated in the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the auto manufacturers industry.

This Prospectus relates only to the YP Tesla Fund shares offered hereby and is not a prospectus for the common stock or other securities of TSLA. The common stock of Tesla Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by TSLA pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding TSLA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The YP Tesla Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to TSLA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of TSLA.
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Apple Inc. (“AAPL or the “Underlying Security), subject to potential limits on investment gains. The Fund seeks to employ its investment strategy as it relates to AAPL in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AAPL, subject to a limit on potential share price returns on AAPL as a result of the nature of the options strategy it employs. To replicate the returns of the Underlying Security, the Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AAPL. In implementing the strategy, the Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AAPL shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. To mitigate potential loss from AMZN’s share price, the YP Amazon Fund may choose to sell (write) risk reversals instead of stand-alone call option contracts or buy out-of-the-money protective put options. Further, to gain price appreciation from AMZN’s share price, the YP Amazon Fund may purchase call options. The Fund may hold cash and cash equivalents and/or the Underlying Security from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the Underlying Security. In such situations, the Fund may better track the performance of the Underlying Security by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AAPL stock, either synthetically or through purchasing shares, the fund will hold positions in AAPL options contracts as described below.

For more information, see sections “The Fund’s Use of AAPL Option Contracts” and “Synthetic Call and Put Strategy” below.

An investment in the Fund is not an investment in AAPL. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AAPL’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AAPL but the Fund remains subject to all potential share price losses in AAPL which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AAPL because the options transactions that the Fund enters may outperform or underperform the Underlying Security’s performance.

AAPL Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AAPL.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AAPL, which gives the Fund the right or obligation to receive or deliver shares of AAPL on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AAPL.

Synthetic Call and Put Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic call and put strategy consists of the following elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AAPL, which allows the Fund to seek to participate in the changes, up or down, in the price of AAPL’s stock.

●	Covered call writing (where AAPL call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Call spreads which allows the YP Amazon Fund to seek increased participation in the potential appreciation of AMZN’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the YP Amazon Fund mitigate potential loss from AMZN’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AAPL shares or creating a synthetic long position. To achieve a synthetic long exposure to AAPL, the Fund buys AAPL call options and, simultaneously, sells AAPL put options to try to replicate the price movements of AAPL. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AAPL for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AAPL to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AAPL, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AAPL call option contracts will limit the Fund’s participation in the appreciation in AAPL’s stock price. If the stock price of AAPL increases, the above-referenced synthetic and/or holding the Underlying Security directly would allow the Fund to experience similar percentage gains. However, if AAPL’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AAPL and the sold (short) AAPL call positions) will limit the Fund’s participation in gains in the AAPL stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AAPL, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AAPL on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AAPL.

Call Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of AMZN’s share price, while still generating net premium income. In a call option spread, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money.

Risk Reversals or Protective Collars

The YP Amazon Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from AMZN’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The YP Amazon Fund may purchase out-of-the-money protective put options to seek to limit loss from AMZN’s share price. The cost of protection may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AAPL as described above. This income made on the Fund’s options transactions will depend on the volatility of AAPL and thus its price return. AAPL stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of Call Spreads may occasionally allow it to capture a substantial portion of any significant increase in the price of AMZN. When this happens, the YP Amazon Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

To the extent the Fund holds shares of AAPL directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AAPL

For the reasons stated above, the Fund’s performance will differ from that of AAPL’s stock price. The performance differences will depend on, among other things, the price of AAPL, changes in the price of the AAPL options contracts the Fund has purchased and sold, the extent to which AAPL owns shares directly and changes in the value of the fixed income securities in the portfolio.

Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Apple (AAPL) ETF
Portfolio Holdings (All options are based on the value of AAPL)	Investment Terms	Expected Target Maturity
Purchased call option contracts	“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of purchase) to provide exposure to positive price returns of AAPL. If the stock of AAPL increases, these options will generate corresponding increases to the Fund.	1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AAPL at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AAPL.

1-month to one-year expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling a short call option will generate a loss for the Fund if the Underlying Security moves higher through the strike price of the call option contract.

Sold call option contracts offer inverse exposure to the full extent of any increases in the value of the Fund’s Underlying Security, excluding the premium received.

Premiums from sold call option contracts will offset either all or a portion of the amount used to acquire the put option.

Expiration dates of 14 months or less
Purchased call option contracts

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts offer exposure to the full extent of any increases in the value of the Fund’s Underlying Security above the option’s strike price.

Expiration dates of 14 months or less
Purchased put option contracts

“out-of-the-money” (i.e., the strike price is below the strike price of the Fund’s Underlying Security).

Purchased put option contracts limit exposure to the full extent of any decreases in the value of the Fund’s Underlying Security below the option’s strike price.

Expiration dates of 14 months or less
AAPL Shares	Shares of AAPL	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AAPL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AAPL.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Apple Inc.

Apple’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH APPLE INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AAPL. As of the date of the Prospectus, AAPL is assigned to the consumer electronic industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AAPL. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strategy Portfolio Concentration [Text]	The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AAPL’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AAPL.
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests its assets in equity securities of, or derivative instruments (e.g., options) relating to, individual U.S. and non-U.S. technology companies (“Technology Companies”) generally with market capitalizations in excess of $10 billion as well as the shares of other ETFs that invest in Technology Companies. The Fund defines “Technology Companies” to include those companies that provide technology products or services, that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications, or that have introduced technologically enabled new products or services that potentially change the way the world works.

The Fund will primarily invest in the equity securities of, or derivative instruments (e.g., options) relating to, Technology Companies. The Fund will also invest in the Kurv Yield Premium ETFs (“Underlying Kurv Yield Premium ETFs”) and other Kurv ETFs (“Underlying Other Kurv ETFs” and, together with Underlying Kurv Yield Premium ETFs, the “Underlying Kurv ETFs”), which are ETFs advised by Kurv Investment Management LLC (the “Adviser”), the adviser to the Fund. A number of the Underlying Kurv ETFs have a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular Technology Company (the “Underlying Issuer”), subject to a limit on potential investment gains. In selecting individual Technology Companies to invest in or have exposure to, the Adviser seeks Technology Companies with favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum. The Fund may also invest in derivative instruments (e.g., options) of indices that includes Technology Companies.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing shares of individual companies or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of a technology company and, simultaneously, sells put options of the same company to try to replicate the price movements of underlying company. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the underlying company for the duration of the application option exposure. The notional exposure to an underlying company when the Fund buys put and call options directly will not exceed 150% of net asset value (when obtaining exposure to an underlying company through an Underlying Kurv Yield Premium ETF, notional exposure will be limited to 100% of net asset value). The call options the Fund buys and the put options it sells will be at the same strike price and have the same expiration, however, the amount may differ.

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on securities or on indices to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the securities or the index, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to an underlying stock, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the company on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an Underlying Security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an Underlying Security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Put

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchase

The Fund may purchase call options to seek to gain price appreciation from its underlying share price. The cost of the purchase may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

If the Adviser determines to employ a covered call strategy for a Technology Company for which there is a Kurv Yield Premium Strategy ETF that tracks the same Technology Company, the Adviser may invest in the Kurv Yield Premium Strategy ETF to increase portfolio management efficiency in gaining the same exposure.

The Fund may also invest up to 20% of its assets in ETFs providing exposure to precious metals, such as gold, silver and platinum, including through Underlying Kurv ETFs.

Current Underlying Kurv ETFs include:

Underlying Kurv ETF (Ticker)	Underlying Issuer/Asset
Kurv Yield Premium Strategy Apple (AAPL) ETF (Ticker: AAPY)	Apple Inc.
Kurv Yield Premium Strategy Amazon (AMZN) ETF (Ticker: AMZP)	Amazon.com, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF (Ticker: GOOP)	Alphabet Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (Ticker: MSFY)	Microsoft Corporation
Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)	Netflix, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF (Ticker: TSLP)	Tesla, Inc.
Kurv Enhanced Short Maturity ETF (Ticker: LQID)*	Multiple issuers
Kurv Gold Enhanced Income ETF (Ticker: KGLD)	Gold
Kurv Silver Enhanced Income ETF (Ticker: KSLV)*	Silver
Kurv Platinum Enhanced Income ETF (Ticker: KPTN)*	Platinum
Kurv High Income ETF (Ticker: KYLD)*	Multiple issuers

* Not operational as of the date of this Prospectus.

The Fund may also invest in any Kurv ETF formed in the future that supports the Adviser in meeting the investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.

The Adviser will endeavor to optimize tax losses. The Fund is classified as “non-diversified” under the 1940 Act.

Due to the investment strategies of some Underlying Kurv ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying Kurv Yield Premium ETFs

Each of the Underlying Kurv Yield Premium ETFs uses an synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying Kurv Yield Premium ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	potential limits on the Underlying Kurv Yield Premium Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying Kurv Yield Premium ETF is not an investment in its Underlying Security.

●	Each Underlying Kurv Yield Premium ETF’s strategy may cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying Kurv Yield Premium ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Underlying Kurv Yield Premium ETF shareholders (including the Fund) may be entitled to any Underlying Security dividends only to the extent that it holds an Underlying Security directly.

Underlying Kurv Yield Premium ETFs – Options Contracts

As part of each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

●	Option contracts may include FLEX options which are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the- counter” (“OTC”) options positions.

Each Underlying Kurv Yield Premium ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Underlying Kurv Yield Premium ETF purchases or sells the option contract.

Underlying Kurv Yield Premium ETFs - Synthetic Call and Put Strategy

In seeking to achieve its investment objective, each Underlying Kurv Yield Premium ETF implements a “synthetic call and put” strategy using options contracts.

Each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy consists of the following elements, each of which is described in greater detail above with respect to the Fund and under “Additional Information About the Fund” below:

●	Cash and/or synthetic long exposure to its Underlying Security, which allows the Underlying Kurv Yield Premium ETF to seek to participate in the changes, up or down, in the price of the Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying Kurv Yield Premium ETF to generate income.

●	Call spreads which allows the Underlying Kurv Yield Premium ETF to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the Underlying Kurv Yield Premium ETF mitigate potential loss from the Underlying Security’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Each Underlying Kurv Yield Premium ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying Kurv Yield Premium ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Call and Put Strategy – Tax Loss Harvesting

If a specific Underlying Kurv Yield Premium ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic call and put strategy (described above) on the same Underlying Security as that of the redeemed Underlying Kurv Yield Premium ETF. This approach aims to achieve returns akin to those of the redeemed Underlying Kurv Yield Premium ETF in which the Fund was invested. The synthetic call and put strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.